Amortized Cost and Fair Value of Investment Securities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 432,065,590	$ 413,973,929
Gross Unrealized gains	3,127,856	8,240,983
Gross Unrealized Losses	37,017,044	1,307,097
Fair Value	398,176,402	420,907,815
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	316,305,125	269,196,449
Gross Unrealized gains	98,740	546,153
Gross Unrealized Losses	33,587,465	628,701
Fair Value	282,816,400	269,110,901
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,476,430	36,386,126
Gross Unrealized gains	719,825	2,054,119
Gross Unrealized Losses	29,861	18,944
Fair Value	17,166,394	38,421,301
State, county and municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	96,258,584	105,300,892
Gross Unrealized gains	2,309,291	5,640,711
Gross Unrealized Losses	3,140,470	372,243
Fair Value	95,427,405	110,569,360
Other investments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,025,451	3,093,462
Gross Unrealized Losses	259,248	287,209
Fair Value	$ 2,766,203	$ 2,806,253